PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 34,562	$ 37,070
Accumulated depreciation	28,548	29,378
Deprecated cost	6,014	7,692
Depreciation	3,972	5,613	$ 5,536
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,970	13,011
Accumulated depreciation	10,665	10,944
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	10,284	12,058
Accumulated depreciation	9,129	10,778
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,333	1,431
Accumulated depreciation	594	588
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,439	3,094
Accumulated depreciation	1,630	1,941
Security As Service [Member]
Property, Plant and Equipment [Line Items]
Cost	8,536	7,476
Accumulated depreciation	$ 6,530	$ 5,127